Segment Information, Information about Company's Reportable Segments (Details)			6 Months Ended		11 Months Ended
		Dec. 31, 2024 Segment	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 15, 2024 Segment
Segment Information [Abstract]
Number of reportable segments | Segment		3			2
Segment Information [Abstract]
Vessel revenues			$ 26,843,551	$ 21,482,267
Revenue from services			19,981,835	16,803,545
Total revenues			46,825,386	38,285,812
Voyage expenses (including charges from related party)			(2,055,809)	(1,776,817)
Vessel operating expenses			(8,694,266)	(10,244,724)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)			(14,009,651)	(10,504,581)
Management fees to related parties			(1,785,924)	(2,288,643)
Depreciation and amortization			(7,601,749)	(6,653,155)
(Provision)/ recovery of provision for doubtful accounts			75,908	(15,459)
General and administrative expenses			(8,538,023)	(9,547,735)
Net gain / (loss) on sale of vessels			0	(2,001,646)
Loss on vessels held for sale			0	(5,554,777)
Net gain on disposition of assets			346	410,099
Net Unrealized Gain (Loss) From Equity Method Investments			(864,264)	441,493
Net (loss) / gain from equity method investments measured at fair value			69,600,528	(24,814,649)
Operating (loss) / income			72,952,482	(34,264,782)
Interest and finance costs			(2,671,165)	(3,194,121)
Interest income			1,669,080	1,009,447
Foreign exchange (loss) / gain			7,098,291	(1,139,598)
Dividend income on equity securities			960,568	2,196,716
Dividend income from equity method investments measured at fair value (related party)	[1]		7,837,525	10,610,587
Gains on equity securities			7,847,290	5,457,774
Gains on debt securities			3,829	0
Other net			1,815,099	2,213,634
Net income / (loss), before taxes			98,212,999	(16,406,454)
Related Party [Member]
Segment Information [Abstract]
Revenue from services			7,200,628	5,279,022
Voyage expenses (including charges from related party)			(902,631)	(746,633)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)			(418,232)	0
General and administrative expenses			(2,020,178)	(1,924,931)
Net gain / (loss) on sale of vessels			0	699,205
Loss on vessels held for sale			0	(145,000)
Interest and finance costs			(345,065)	(2,265,828)
Operating Segment [Member]
Segment Information [Abstract]
Vessel revenues			26,843,551	21,482,267
Revenue from services			19,981,835	16,803,545
Total revenues			46,825,386	38,285,812
Voyage expenses (including charges from related party)			(2,055,809)	(1,776,817)
Vessel operating expenses			(8,694,266)	(10,244,724)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)			(14,009,651)	(10,504,581)
Management fees to related parties			(1,785,924)	(2,288,643)
Depreciation and amortization			(7,601,749)	(6,653,155)
(Provision)/ recovery of provision for doubtful accounts			75,908	(15,459)
General and administrative expenses	[2]		(5,102,531)	(5,305,768)
Net gain / (loss) on sale of vessels			0	(2,001,646)
Loss on vessels held for sale			0	(5,554,777)
Net gain on disposition of assets			346	410,099
Net Unrealized Gain (Loss) From Equity Method Investments			(864,264)	441,493
Net (loss) / gain from equity method investments measured at fair value			57,601,559	(25,430,461)
Operating (loss) / income			64,389,005	(30,638,627)
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Vessel revenues			21,580,347	15,312,143
Revenue from services			0	0
Total revenues			21,580,347	15,312,143
Voyage expenses (including charges from related party)			(1,295,820)	(1,341,234)
Vessel operating expenses			(7,818,489)	(8,387,369)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)			0	0
Management fees to related parties			(1,579,960)	(1,953,033)
Depreciation and amortization			(5,008,668)	(4,778,984)
(Provision)/ recovery of provision for doubtful accounts			0	0
General and administrative expenses	[2]		0	0
Net gain / (loss) on sale of vessels			0	(2,082,412)
Loss on vessels held for sale			0	(5,554,777)
Net gain on disposition of assets			0	0
Net Unrealized Gain (Loss) From Equity Method Investments			0	0
Net (loss) / gain from equity method investments measured at fair value			0	0
Operating (loss) / income			5,877,410	(8,785,666)
Operating Segment [Member] | Container Ship Segment [Member]
Segment Information [Abstract]
Vessel revenues			5,263,204	6,170,124
Revenue from services			0	0
Total revenues			5,263,204	6,170,124
Voyage expenses (including charges from related party)			(759,989)	(435,583)
Vessel operating expenses			(875,777)	(1,857,355)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)			0	0
Management fees to related parties			(205,964)	(335,610)
Depreciation and amortization			(727,473)	(724,256)
(Provision)/ recovery of provision for doubtful accounts			0	0
General and administrative expenses	[2]		0	0
Net gain / (loss) on sale of vessels			0	80,766
Loss on vessels held for sale			0	0
Net gain on disposition of assets			0	0
Net Unrealized Gain (Loss) From Equity Method Investments			0	0
Net (loss) / gain from equity method investments measured at fair value			0	0
Operating (loss) / income			2,694,001	2,898,086
Operating Segment [Member] | Asset Management Segment [Member]
Segment Information [Abstract]
Vessel revenues			0	0
Revenue from services			19,981,835	16,803,545
Total revenues			19,981,835	16,803,545
Voyage expenses (including charges from related party)			0	0
Vessel operating expenses			0	0
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)			(14,009,651)	(10,504,581)
Management fees to related parties			0	0
Depreciation and amortization			(1,865,608)	(1,149,915)
(Provision)/ recovery of provision for doubtful accounts			75,908	(15,459)
General and administrative expenses	[2]		(5,102,531)	(5,305,768)
Net gain / (loss) on sale of vessels			0	0
Loss on vessels held for sale			0	0
Net gain on disposition of assets			346	410,099
Net Unrealized Gain (Loss) From Equity Method Investments			(864,264)	441,493
Net (loss) / gain from equity method investments measured at fair value			57,601,559	(25,430,461)
Operating (loss) / income			55,817,594	(24,751,047)
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs			(2,040,601)	(431,125)
Interest income			907,815	587,209
Foreign exchange (loss) / gain			7,163,330	(1,301,795)
Unallocated net gain from equity method investments at fair value			11,998,969	615,812
Gains on equity securities			7,847,290	5,457,774
Gains on debt securities			3,829	0
Segment Reconciling Items [Member] | Nonrelated Party [Member]
Segment Information [Abstract]
Dividend income on equity securities			960,568	2,196,716
Segment Reconciling Items [Member] | Related Party [Member]
Segment Information [Abstract]
Dividend income on equity securities			700,000	703,889
Segment Reconciling Items [Member] | Asset Management Segment [Member]
Segment Information [Abstract]
Dividend income from equity method investments measured at fair value (related party)			6,463,656	9,956,652
Corporate [Member]
Segment Information [Abstract]
General and administrative expenses	[2]		(3,435,492)	(4,241,967)
Interest and finance costs			(630,564)	(2,762,996)
Interest income			761,265	422,238
Foreign exchange (loss) / gain			$ (65,039)	$ 162,197

[1]	The CODM evaluates the performance of each operating segment using segment operating income as the primary measure of profitability. In addition to the metrics that comprise segment operating income, the CODM also currently reviews dividend income from equity method investments measured at fair value in connection with the assessment of the asset management segment’s performance, which amounted to $9,956,652 for the six-months ended June 30, 2025 and $6,463,656 for the six-months ended June 30, 2026. Such dividend income is not included in the measure of segment operating income but is considered by the CODM as supplemental information when allocating resources and evaluating the results of the asset management segment.
[2]	In accordance with ASC 280 Segment Reporting, the Company has included general and administrative expenses as a separately disclosed expense line item within the asset management segment. General and administrative expenses of MPC Capital are directly attributable to, and incurred solely in connection with, the operations of the asset management segment and do not include any allocated or shared corporate expenses. These expenses represent a significant component of the asset management segment’s operating results and are regularly provided to and reviewed by the CODM in assessing segment performance and making resource allocation decisions. General and administrative expenses of the asset management segment were not separately disclosed in prior periods as the amounts were not considered significant. As they have become significant to the asset management segment in the year ended December 31, 2025, the Company has elected to present this expense category separately. In accordance with ASC 280-10-50-29, comparative segment information for the six months ended June 30, 2025 has been recast to conform to the current year presentation. The recast of the comparative period did not result in any change to previously reported assets, or consolidated results.